Transfer of financial assets, assets pledged and received as collateral - Schedule of financial assets received as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	€ 22,847	€ 27,553
of which sold or repledged at fair value	18,613	23,330
Debt securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	103,723	67,696
of which sold or repledged at fair value	€ 66,636	€ 50,366